Consolidation of Variable Interest Entities	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation of Variable Interest Entities

Note 4. Consolidation of Variable Interest Entities

Effective April 1, 2014, the Company’s stockholder was transferred the controlling interest of Strike the Gold Foods Ltd. (“Strike”), a related party entity based in the United Kingdom. The Company concluded that Strike was a variable interest entity (“VIE”) and the Company was the primary beneficiary of Strike, in accordance with ASC 810, Consolidation. Therefore, the Company consolidated Strike in its financial statements. Strike’s activities were reflected in the Company’s financial statements starting on April 1, 2014, the effective date of the controlling interest transfer. The equity of Strike was classified as non-controlling interest in the Company’s financial statements since the Company is not a shareholder of Strike.

In the third quarter of 2020, the Company determined that Strike was no longer a VIE because there was a verbal agreement with Strike that terminated the original agreement to hold Company inventory on consignment and Strike has not engaged in transactions with the Company or its subsidiaries in 2020. In addition, as of July 1, 2020, the Company neither directly or indirectly absorbs any variability of Strike nor holds the power to direct the activities of Strike that most significantly impact its economic performance and Strike was also able to finance its activities without financial support from the Company. The Company deconsolidated Strike on July 1, 2020 and the income and loss for the VIE is recognized in the Company’s income statement through the deconsolidation date. As a result of such deconsolidation, the Company no longer recognizes the carrying value of the noncontrolling interest as a component of total shareholder’s equity resulting in a reduction of $468,673 of noncontrolling interest and $141,922 from accumulated other comprehensive income on its consolidated balance sheet. Further, the Company derecognized approximately $8,421 of effect of exchange rate changes on cash of Strike as of July 1, 2020 which is reflected in its consolidated statement of cash flows for the twelve months ended December 31, 2020. There is no other material impact on the Company’s consolidated balance sheet, consolidated cash flows or consolidated statement of operations resulting from deconsolidation of Strike.

Pro-forma financials have not been presented because the effects were not material to the Company’s consolidated financial position and results of operations for all periods presented. Strike remains a related party to the Company after deconsolidation and there is a long-term receivable from Strike to the Company for $455,545 as of December 31, 2020. There were no transactions between the Company and Strike since November 2020.

The information below represents the assets, liabilities and non-controlling interest related to Strike as of July 1, 2020, the deconsolidation date, and December 31, 2019.

July 1, 2020
Assets	$100,698
Liabilities	(427,449)
Non-controlling interest	(468,673)
Accumulated other comprehensive income	141,922

December 31, 2019
Assets	$128,166
Liabilities	30,649
Non-controlling interest	(476,250)